Employee benefit expenses	12 Months Ended
Dec. 31, 2025
Employee Benefit Expenses
Employee benefit expenses

23. Employee benefit expenses

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Wages and salaries	$2,369,767	$1,952,795	$3,222,565
Labor and health insurance fees	170,833	156,948	393,472
Pension (Note 16)	75,398	76,680	71,180
Share-based payments (Note 17)	87,808	131,712	131,712
Other personnel expenses	75,046	78,364	132,735
	$2,778,852	$2,396,499	$3,951,664